Note 9 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lessee, Operating Lease [Table Text Block]
(In thousands)	December 31, 2024	December 31, 2023
	Operating lease	Operating lease
Right-of-Use Asset
Operating lease, net	$913	$1,543
Total right-of use asset, net	$913	$1,543

Lease Liabilities
Operating lease - current	$(685)	$(631)
Operating lease - noncurrent	(228)	(912)
Total lease liabilities	$(913)	$(1,543)

Lease, Cost [Table Text Block]
	Year Ended
(In thousands)	December 31, 2024	December 31, 2023
Operating lease cost allocated to clinical trials expense	$240	$110
Operating lease cost allocated to research and development expense	233	284
Operating lease cost allocated to general and administrative expense	243	322
Total lease expense	$716	$716
Weighted-average remaining lease term	1.34	2.34
Weighted-average discount rate	7.12%	7.12%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Maturity of Lease Liabilities (In thousands)	Operating lease
2025	$725
2026	243
Total lease payments	968
Less: imputed interest	(55)
Present value of lease payments	$913